Eaton Vance

Focused Growth Opportunities Fund

May 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.0%

Security	Shares	Value
Aerospace & Defense — 1.1%
Hexcel Corp.(1)	60,308	$3,585,914

		$3,585,914

Auto Components — 3.3%
Aptiv PLC(1)	71,198	$10,709,603

		$10,709,603

Biotechnology — 5.7%
AbbVie, Inc.	106,033	$12,002,936
Vertex Pharmaceuticals, Inc.(1)	30,156	6,291,446

		$18,294,382

Building Products — 2.2%
Trane Technologies PLC	37,703	$7,027,839

		$7,027,839

Capital Markets — 2.5%
Goldman Sachs Group, Inc. (The)	21,194	$7,884,592

		$7,884,592

Commercial Services & Supplies — 1.1%
Waste Connections, Inc.	29,320	$3,560,621

		$3,560,621

Electrical Equipment — 1.4%
AMETEK, Inc.	32,665	$4,413,042

		$4,413,042

Electronic Equipment, Instruments & Components — 1.5%
Zebra Technologies Corp., Class A(1)	9,878	$4,909,860

		$4,909,860

Entertainment — 5.1%
Netflix, Inc.(1)	12,214	$6,141,321
Walt Disney Co. (The)(1)	57,134	10,206,989

		$16,348,310

Food & Staples Retailing — 1.8%
Sysco Corp.	69,168	$5,602,608

		$5,602,608

Security	Shares	Value
Food Products — 1.7%
Lamb Weston Holdings, Inc.	64,580	$5,327,204

		$5,327,204

Health Care Equipment & Supplies — 2.5%
Intuitive Surgical, Inc.(1)	9,385	$7,903,859

		$7,903,859

Health Care Providers & Services — 4.3%
UnitedHealth Group, Inc.	33,312	$13,721,879

		$13,721,879

Interactive Media & Services — 5.1%
Alphabet, Inc., Class C(1)	6,800	$16,398,608

		$16,398,608

Internet & Direct Marketing Retail — 10.2%
Amazon.com, Inc.(1)	10,175	$32,794,737

		$32,794,737

IT Services — 9.7%
PayPal Holdings, Inc.(1)	54,291	$14,116,746
Visa, Inc., Class A	75,027	17,053,637

		$31,170,383

Life Sciences Tools & Services — 1.9%
10X Genomics, Inc., Class A(1)	34,057	$6,130,260

		$6,130,260

Metals & Mining — 1.3%
BHP Group, Ltd. ADR(2)	55,114	$4,084,499

		$4,084,499

Road & Rail — 3.5%
CSX Corp.	50,157	$5,021,719
Uber Technologies, Inc.(1)	121,728	6,187,434

		$11,209,153

Semiconductors & Semiconductor Equipment — 10.2%
Intel Corp.	75,173	$4,293,881
Micron Technology, Inc.(1)	138,878	11,685,195
QUALCOMM, Inc.	64,424	8,667,605
Texas Instruments, Inc.	43,140	8,188,835

		$32,835,516

Security	Shares	Value
Software — 16.9%
Adobe, Inc.(1)	20,658	$10,423,614
Intuit, Inc.	27,478	12,065,315
Microsoft Corp.	83,600	20,873,248
Palantir Technologies, Inc., Class A(1)(2)	201,653	4,627,936
Zscaler, Inc.(1)	32,502	6,311,888

		$54,302,001

Specialty Retail — 2.2%
TJX Cos., Inc. (The)	106,376	$7,184,635

		$7,184,635

Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc.	71,260	$8,879,709

		$8,879,709

Textiles, Apparel & Luxury Goods — 2.0%
VF Corp.	81,650	$6,509,138

		$6,509,138

Total Common Stocks (identified cost $176,375,259)		$320,788,352

Short-Term Investments — 2.9%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(3)	827,225	$827,225
State Street Navigator Securities Lending Government Money Market Portfolio, 0.01%(4)	8,569,288	8,569,288

Total Short-Term Investments (identified cost $9,396,513)		$9,396,513

Total Investments — 102.9% (identified cost $185,771,772)		$330,184,865

Other Assets, Less Liabilities — (2.9)%		$(9,224,085)

Net Assets — 100.0%		$320,960,780

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at May 31, 2021. The aggregate market value of securities on loan at May 31, 2021 was $8,625,236 and the total market value of the collateral received by the Fund was $8,776,708, comprised of cash of $8,569,288 and U.S. government and/or agencies securities of $207,420.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2021.

(4)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:

ADR	-	American Depositary Receipt

The Fund did not have any open derivative instruments at May 31, 2021.

At May 31, 2021, the value of the Fund’s investment in affiliated funds was $827,225, which represents 0.3% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended May 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$977,699	$13,839,531	$(13,990,005)	$—	$—	$827,225	$326	827,225

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$320,788,352	*	$—	$—	$320,788,352
Short-Term Investments	8,569,288		827,225	—	9,396,513
Total Investments	$329,357,640		$827,225	$—	$330,184,865

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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